Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current:
Domestic	¥ 36,237	¥ 22,015	¥ 42,401
Foreign	223,529	156,969	71,947
Total current tax expense	259,765	178,984	114,348
Deferred:
Domestic	170,106	(146,721)	(256,093)
Foreign	(4,750)	2,879	728
Total deferred tax expense (benefit)	165,355	(143,842)	(255,365)
Total income tax expense (benefit)	¥ 425,120	¥ 35,142	¥ (141,017)